Principal Accounting Policies - Accounts Receivable net, Long-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Principal Accounting Policies
Balance at the beginning of year	¥ 72,606	$ 9,947	¥ 80,547	¥ 94,433
Allowance for expected credit losses	1,484	203	350	844
Reversal	(3,806)	(521)	(5,539)	(2,374)
Write-offs			(2,752)
The effect of disposals of subsidiaries	(4,033)	(552)	0	(12,356)
Balance at the end of year	66,251	$ 9,076	72,606	80,547
Allowance for doubtful accounts recognized	2,322		5,189	1,530
Impairment losses on equity-method investments	¥ 17,553		¥ 22,240	¥ 0